Expense Example - Retail - Vanguard Health Care Fund	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 3 Years	Admiral Shares 5 Years	Admiral Shares 10 Years
USD ($)	33	103	180	406	28	87	152	343